MUZINICH U.S. HIGH YIELD CREDIT FUND

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited)

Principal Amount			Value
CORPORATE BONDS: 83.2%
Aerospace/Defense: 2.2%
		Bombardier Inc
125,000		7.875%, 4/15/27	$126,730
50,000		7.500%, 2/1/29	50,975
		Spirit AeroSystems Inc
250,000		9.375%, 11/30/29	273,125
		TransDigm Inc
300,000		6.250%, 3/15/26	301,020
			751,850
Airlines: 2.0%
		American Airlines Inc
50,000		11.750%, 7/15/25	54,759
		American Airlines Inc/AAdvantage Loyalty IP Ltd
175,000		5.500%, 4/20/26	172,447
175,000		5.750%, 4/20/29	168,083
		Delta Air Lines Inc
150,000		7.375%, 1/15/26	156,231
		Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd
125,000		8.000%, 9/20/25	125,899
			677,419
Automotive & Auto Parts: 1.3%
		American Axle & Manufacturing Inc
125,000		6.500%, 4/1/27	115,179
		Dana Inc
75,000		4.500%, 2/15/32	59,281
		Ford Motor Co
175,000		3.250%, 2/12/32	137,828
150,000		4.750%, 1/15/43	115,233
			427,521
Broadcasting: 1.6%
		Belo Corp
75,000		7.750%, 6/1/27	71,929
		Gray Television Inc
50,000		7.000%, 5/15/27	41,909
		Nexstar Media Inc
100,000		5.625%, 7/15/27	92,920
		Scripps Escrow Inc
100,000		5.875%, 7/15/27	73,750
		Sirius XM Radio Inc
150,000		4.000%, 7/15/28	129,000
		TEGNA Inc
125,000		4.625%, 3/15/28	110,156
			519,664
Building Materials: 1.2%
		Cornerstone Building Brands Inc
75,000		6.125%, 1/15/29	53,612
		JELD-WEN Inc
100,000		4.625%, 12/15/25	92,878
		Masonite International Corp
75,000		3.500%, 2/15/30	62,282
		New Enterprise Stone & Lime Co Inc
82,000		5.250%, 7/15/28	72,588
		Smyrna Ready Mix Concrete LLC
125,000		6.000%, 11/1/28	117,524
			398,884
Cable/Satellite TV: 3.4%
		CCO Holdings LLC / CCO Holdings Capital Corp
275,000		5.000%, 2/1/28	254,022
25,000		5.375%, 6/1/29	22,983
175,000		4.750%, 3/1/30	151,812
		DISH DBS Corp
50,000		5.250%, 12/1/26	39,719
100,000		5.750%, 12/1/28	74,812
		DISH Network Corp
175,000		11.750%, 11/15/27	168,622
		Midcontinent Communications / Midcontinent Finance Corp
300,000		5.375%, 8/15/27	271,821
		Videotron Ltd.
150,000		5.125%, 4/15/27	144,920
			1,128,711
Capital Goods: 1.1%
		Dornoch Debt Merger Sub Inc
125,000		6.625%, 10/15/29	84,361
		GrafTech Finance Inc
125,000		4.625%, 12/15/28	104,387
		JB Poindexter & Co Inc
125,000		7.125%, 4/15/26	117,328
		Manitowoc Co Inc
50,000		9.000%, 4/1/26	50,128
			356,204
Chemicals: 2.4%
		CVR Partners LP / CVR Nitrogen Finance Corp
125,000		6.125%, 6/15/28	111,081
		NOVA Chemicals Corp
250,000		5.250%, 6/1/27	228,316
		SCIH Salt Holdings Inc
125,000		4.875%, 5/1/28	111,590
		Tronox Inc
175,000		4.625%, 3/15/29	146,469
		WR Grace Holdings LLC
250,000		5.625%, 8/15/29	212,500
			809,956
Consumer-Products: 1.3%
		Central Garden & Pet Co
50,000		4.125%, 10/15/30	44,225
75,000		4.125%, 4/30/31	64,835
		Kronos Acquisition Holdings Inc / KIK Custom Products Inc
25,000		5.000%, 12/31/26	22,891
		Scotts Miracle-Gro Co
200,000		4.375%, 2/1/32	160,954
		Spectrum Brands Inc
175,000		3.875%, 3/15/31	143,286
			436,191
Containers: 2.9%
		Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc
200,000		5.250%, 4/30/25	197,189
		Canpack SA / Canpack US LLC
200,000		3.875%, 11/15/29	162,107
		Graphic Packaging International LLC
250,000		3.750%, 2/1/30	217,305
		Mauser Packaging Solutions Holding Co
50,000		7.875%, 8/15/26	50,045
		Trident TPI Holdings Inc
150,000		9.250%, 8/1/24	148,775
		Trivium Packaging Finance BV
200,000		5.500%, 8/15/26	191,842
			967,263
Diversified Financial Services: 4.9%
		Bread Financial Holdings Inc
325,000		7.000%, 1/15/26	286,958
		Castlelake Aviation Finance DAC
175,000		5.000%, 4/15/27	155,357
		Icahn Enterprises LP / Icahn Enterprises Finance Corp
175,000		6.375%, 12/15/25	172,004
150,000		6.250%, 5/15/26	147,750
		Midcap Financial Issuer Trust
200,000		6.500%, 5/1/28	170,318
		Nationstar Mortgage Holdings Inc
150,000		6.000%, 1/15/27	136,267
75,000		5.750%, 11/15/31	58,188
		Navient Corp
150,000		7.250%, 9/25/23	149,597
75,000		6.125%, 3/25/24	74,316
		PRA Group Inc
150,000		5.000%, 10/1/29	125,531
		Williams Scotsman International Inc
175,000		4.625%, 8/15/28	159,408
			1,635,694
Diversified Media: 1.5%
		Advantage Sales & Marketing Inc
150,000		6.500%, 11/15/28	113,486
		Clear Channel Outdoor Holdings Inc
125,000		5.125%, 8/15/27	112,317
		Match Group Holdings II LLC
175,000		5.000%, 12/15/27	165,929
100,000		5.625%, 2/15/29	94,140
			485,872
Energy: 11.8%
		Antero Resources Corp
100,000		7.625%, 2/1/29	102,402
		Ascent Resources Utica Holdings LLC / ARU Finance Corp
75,000		7.000%, 11/1/26	72,569
75,000		5.875%, 6/30/29	66,262
		Blue Racer Midstream LLC / Blue Racer Finance Corp
250,000		7.625%, 12/15/25	247,725
131,000		6.625%, 7/15/26	127,237
		CITGO Petroleum Corp
125,000		7.000%, 6/15/25	123,447
		Crescent Energy Finance LLC
150,000		9.250%, 2/15/28	143,963
		CrownRock LP / CrownRock Finance Inc
225,000		5.625%, 10/15/25	220,216
		EQM Midstream Partners LP
75,000		7.500%, 6/1/27	75,373
75,000		6.500%, 7/1/27	72,774
125,000		4.500%, 1/15/29	106,412
150,000		7.500%, 6/1/30	145,490
125,000		4.750%, 1/15/31	103,924
		Gulfport Energy Corp
125,000		8.000%, 5/17/26	123,900
		Harvest Midstream I LP
250,000		7.500%, 9/1/28	249,635
		Hilcorp Energy I LP / Hilcorp Finance Co
275,000		6.000%, 2/1/31	254,224
		Northern Oil and Gas Inc
250,000		8.125%, 3/1/28	245,225
		Occidental Petroleum Corp
75,000		8.875%, 7/15/30	86,507
125,000		6.450%, 9/15/36	131,250
75,000		4.300%, 8/15/39	60,202
75,000		4.400%, 4/15/46	59,553
25,000		4.100%, 2/15/47	19,084
		PBF Holding Co LLC / PBF Finance Corp
25,000		7.250%, 6/15/25	24,845
		Range Resources Corp
250,000		8.250%, 1/15/29	260,204
		Rockies Express Pipeline LLC
175,000		4.950%, 7/15/29	156,126
		Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp
258,000		7.500%, 10/1/25	258,147
100,000		6.000%, 12/31/30	89,501
		USA Compression Partners LP / USA Compression Finance Corp
150,000		6.875%, 4/1/26	145,908
		Venture Global Calcasieu Pass LLC
50,000		3.875%, 8/15/29	45,145
75,000		6.250%, 1/15/30	75,636
50,000		4.125%, 8/15/31	43,979
			3,936,865
Entertainment/Film: 0.2%
		Live Nation Entertainment Inc
75,000		6.500%, 5/15/27	75,932

Food & Drug Retail: 0.7%
		Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
25,000		7.500%, 3/15/26	25,896
150,000		4.625%, 1/15/27	145,639
75,000		6.500%, 2/15/28	75,266
			246,801
Food/Beverage/Tobacco: 1.4%
		BellRing Brands Inc
225,000		7.000%, 3/15/30	228,121
		Post Holdings Inc
250,000		4.625%, 4/15/30	224,287
			452,408
Gaming: 2.9%
		Boyd Gaming Corp
125,000		4.750%, 6/15/31	113,750
		Caesars Entertainment Inc
250,000		6.250%, 7/1/25	250,224
200,000		8.125%, 7/1/27	204,180
200,000		4.625%, 10/15/29	175,107
		CDI Escrow Issuer Inc
125,000		5.750%, 4/1/30	120,843
		Churchill Downs Inc
125,000		4.750%, 1/15/28	117,175
			981,279
Healthcare: 7.3%
		AdaptHealth LLC
125,000		6.125%, 8/1/28	114,881
		AMN Healthcare Inc
225,000		4.625%, 10/1/27	208,895
		CHS/Community Health Systems Inc
100,000		8.000%, 3/15/26	96,149
150,000		5.625%, 3/15/27	131,841
75,000		8.000%, 12/15/27	71,748
50,000		5.250%, 5/15/30	39,000
		DaVita Inc
100,000		4.625%, 6/1/30	85,450
100,000		3.750%, 2/15/31	78,972
		Embecta Corp
100,000		5.000%, 2/15/30	86,153
		Legacy LifePoint Health LLC
175,000		6.750%, 4/15/25	166,250
200,000		4.375%, 2/15/27	163,947
		MPH Acquisition Holdings LLC
150,000		5.500%, 9/1/28	120,450
		MPT Operating Partnership LP / MPT Finance Corp
125,000		5.250%, 8/1/26	112,646
175,000		4.625%, 8/1/29	129,937
		Prestige Brands Inc
150,000		3.750%, 4/1/31	129,183
		Prime Healthcare Services Inc
250,000		7.250%, 11/1/25	221,402
		Select Medical Corp
100,000		6.250%, 8/15/26	97,101
		Tenet Healthcare Corp
400,000		4.875%, 1/1/26	392,582
			2,446,587
Homebuilders/Real Estate: 5.5%
		Ashton Woods USA LLC / Ashton Woods Finance Co
75,000		6.625%, 1/15/28	68,086
		Brookfield Residential Properties Inc / Brookfield Residential US LLC
125,000		6.250%, 9/15/27	109,933
		Century Communities Inc
125,000		6.750%, 6/1/27	124,885
		Global Infrastructure Solutions Inc
187,000		5.625%, 6/1/29	154,479
		HAT Holdings I LLC / HAT Holdings II LLC
175,000		6.000%, 4/15/25	168,209
100,000		3.375%, 6/15/26	86,868
		Iron Mountain Inc
200,000		5.250%, 7/15/30	179,447
		Kennedy-Wilson Inc
75,000		4.750%, 3/1/29	59,714
		Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
75,000		5.250%, 10/1/25	66,064
125,000		4.750%, 6/15/29	91,073
		M/I Homes Inc
100,000		3.950%, 2/15/30	85,433
		MasTec Inc
75,000		6.625%, 8/15/29	67,240
		SBA Communications Corp
175,000		3.875%, 2/15/27	164,541
		Service Properties Trust
175,000		4.350%, 10/1/24	167,629
		Starwood Property Trust Inc
50,000		3.750%, 12/31/24	46,130
125,000		3.625%, 7/15/26	103,986
		VICI Properties LP / VICI Note Co Inc
125,000		4.125%, 8/15/30	110,523
			1,854,240
Hotels: 0.3%
		Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
125,000		4.875%, 7/1/31	106,864

Insurance: 0.2%
		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
75,000		6.750%, 4/15/28	74,234

Leisure: 4.7%
		Carnival Holdings Bermuda Ltd
375,000		10.375%, 5/1/28	403,990
		Life Time Inc
150,000		5.750%, 1/15/26	145,875
		NCL Corp Ltd
125,000		5.875%, 2/15/27	117,609
125,000		8.375%, 2/1/28	125,541
		Royal Caribbean Cruises Ltd
250,000		5.500%, 8/31/26	234,176
375,000		11.625%, 8/15/27	402,938
125,000		8.250%, 1/15/29	130,717
			1,560,846
Metals/Mining: 1.4%
		ERO Copper Corp
100,000		6.500%, 2/15/30	87,636
		Hudbay Minerals Inc
100,000		4.500%, 4/1/26	93,102
100,000		6.125%, 4/1/29	94,597
		Kaiser Aluminum Corp
250,000		4.500%, 6/1/31	205,625
			480,960
Paper: 0.4%
		Enviva Partners LP / Enviva Partners Finance Corp
150,000		6.500%, 1/15/26	136,655

Publishing/Printing: 0.4%
		Cimpress PLC
150,000		7.000%, 6/15/26	122,710

Restaurants: 1.5%
		1011778 BC ULC / New Red Finance Inc
25,000		3.875%, 1/15/28	23,275
125,000		4.375%, 1/15/28	115,520
		IRB Holding Corp
250,000		7.000%, 6/15/25	251,005
		Yum! Brands Inc
125,000		5.375%, 4/1/32	121,116
			510,916
Services: 3.5%
		Clarivate Science Holdings Corp
150,000		3.875%, 7/1/28	134,033
		Garda World Security Corp
100,000		4.625%, 2/15/27	89,886
75,000		7.750%, 2/15/28	73,988
		Graham Holdings Co
200,000		5.750%, 6/1/26	196,213
		Herc Holdings Inc
100,000		5.500%, 7/15/27	96,632
		Neptune Bidco US Inc
125,000		9.290%, 4/15/29	116,013
		Ritchie Bros Holdings Inc
25,000		6.750%, 3/15/28	25,777
25,000		7.750%, 3/15/31	26,232
		TriNet Group Inc
125,000		3.500%, 3/1/29	107,037
		United Rentals North America Inc
150,000		3.750%, 1/15/32	129,347
		WESCO Distribution Inc
25,000		7.125%, 6/15/25	25,438
150,000		7.250%, 6/15/28	154,167
			1,174,763
Steel: 0.5%
		Cleveland-Cliffs Inc
100,000		6.750%, 3/15/26	101,900
		TMS International Corp
75,000		6.250%, 4/15/29	57,910
			159,810
Super Retail: 3.1%
		At Home Group Inc
50,000		7.125%, 7/15/29	28,690
		Bath & Body Works Inc
125,000		6.625%, 10/1/30	121,973
125,000		6.750%, 7/1/36	110,737
		Evergreen Acqco 1 LP / TVI Inc
125,000		9.750%, 4/26/28	118,878
		Hanesbrands Inc
125,000		9.000%, 2/15/31	128,088
		LCM Investments Holdings II LLC
125,000		4.875%, 5/1/29	104,718
		LSF9 Atlantis Holdings LLC / Victra Finance Corp
125,000		7.750%, 2/15/26	113,296
		Macy's Retail Holdings LLC
125,000		5.875%, 4/1/29	115,770
		Michaels Cos Inc
125,000		7.875%, 5/1/29	88,047
		Wolverine World Wide Inc
125,000		4.000%, 8/15/29	101,717
			1,031,914
Technology: 1.0%
		CommScope Inc
75,000		4.750%, 9/1/29	62,588
		NCR Corp
125,000		5.125%, 4/15/29	108,289
		Open Text Corp
175,000		3.875%, 2/15/28	156,406
			327,283
Telecommunications: 7.5%
		Altice Financing SA
200,000		5.000%, 1/15/28	165,000
		Altice France SA
200,000		5.500%, 1/15/28	161,680
		Cogent Communications Group Inc
175,000		7.000%, 6/15/27	173,705
		Connect Finco SARL / Connect US Finco LLC
200,000		6.750%, 10/1/26	188,180
		Frontier Communications Holdings LLC
125,000		5.875%, 10/15/27	113,750
125,000		8.750%, 5/15/30	124,635
150,000		8.625%, 3/15/31	147,043
		GCI LLC
250,000		4.750%, 10/15/28	215,966
		Hughes Satellite Systems Corp
75,000		5.250%, 8/1/26	71,230
175,000		6.625%, 8/1/26	165,479
		Intelsat Jackson Holdings SA
100,000		6.500%, 3/15/30	91,923
		LCPR Senior Secured Financing DAC
200,000		6.750%, 10/15/27	186,549
		Level 3 Financing Inc
125,000		3.400%, 3/1/27	99,057
		Lumen Technologies Inc
125,000		4.000%, 2/15/27	82,615
		Sprint Capital Corp
175,000		6.875%, 11/15/28	188,557
150,000		8.750%, 3/15/32	183,009
		Viasat Inc
150,000		5.625%, 9/15/25	142,355
			2,500,733
Utilities: 3.1%
		Calpine Corp
125,000		5.250%, 6/1/26	122,018
125,000		5.125%, 3/15/28	114,611
125,000		4.625%, 2/1/29	108,095
125,000		5.000%, 2/1/31	106,016
125,000		3.750%, 3/1/31	105,557
		Clearway Energy Operating LLC
200,000		3.750%, 2/15/31	171,900
		Sunnova Energy Corp
375,000		5.875%, 9/1/26	318,275
			1,046,472
TOTAL CORPORATE BONDS
(Cost $29,464,540)			27,823,501

BANK LOANS: 8.1%
Aerospace/Defense: 0.5%
		Spirit AeroSystems TL (11/22)
149,250		9.176% (3 Months SOFR + 4.500%), 1/15/27 [1,2]	149,325

Automotive & Auto Parts: 1.0%
		American Axle & Manufacturing TL B (12/22)
149,625		8.447% (1 Month SOFR + 3.500%), 12/13/29 [1,2]	148,970
		First Brands 1st Lien TL (Trico) (3/21)
103,849		10.252% (3 Months SOFR + 5.000%), 3/30/27 [1,2]	100,280
		Wheel Pros TL (4/21)
123,125		9.316% (3 Months LIBOR + 4.500%), 5/11/28 [1,2]	87,975
			337,225
Capital Goods: 0.5%
		Chart Industries TL B (12/22)
150,000		8.593% (1 Month SOFR + 3.750%), 12/8/29 [1,2]	149,812

Chemicals: 0.4%
		Pearls (Netherlands) BidCo TL (USD) (Caldic) (02/22)
149,246		8.426% (3 Months SOFR + 3.750%), 3/1/29 [1,2]	146,634

Containers: 0.5%
		Pactiv Evergreen Group TL B (Pactiv/Evergreen Packaging/Reynolds Group)
149,242		8.090% (1 Month LIBOR + 3.250%), 9/24/28 [1,2]	147,439

Food/Beverage/Tobacco: 0.4%
		Sigma Holdco TL B2 (Flora)
149,607		7.460% (6 Months SOFR + 3.000%), 7/2/25 [1,2]	143,665

Healthcare: 1.4%
		Athenahealth DD TL (02/22)
16,304		8.259%, 2/15/29 [1,2,3,4]	15,306
		Athenahealth TL B (02/22)
132,720		8.259% (1 Month SOFR + 3.500%), 2/15/29 [1,2]	124,591
		Elanco Animal Health TL B
149,176		6.653% (1 Month LIBOR + 1.750%), 8/1/27 [1,2]	146,180
		EyeCare Partners TL (08/22)
199,500		9.407% (1 Month SOFR + 4.500%),11/15/28 [1,2]	164,837
		US Outpatient/ US Radiology(12/20) TL
24,502		9.885% (1 Month LIBOR + 5.250%), 12/15/27 [1,2]	23,081
			473,995
Services: 0.3%
		Neptune BidCo US TL B
100,000		9.735% (3 Months SOFR + 5.000%), 4/11/23 [1,2]	90,250

Super Retail: 0.3%
		S&S Holdings TL
98,864		9.830% (3 Months LIBOR + 5.000%), 3/11/28 [1,2]	93,488

Technology: 1.2%
		Ahead DB Holdings TL (04/21)
98,250		8.909% (3 Months LIBOR + 3.750%), 10/16/27 [1,2]	96,653
		CT Technologies TL (6/21) (HealthPort/Ciox Health/Smart)
73,500		9.090% (1 Month LIBOR + 4.250%), 12/16/25 [1,2]	70,267
		Dawn Acquisition TL
146,556		8.909% (3 Months LIBOR + 3.750%),12/31/25 [1,2]	85,882
		Open Text TL B
150,000		8.157% (1 Month SOFR + 3.250%), 1/31/30 [1,2]	149,797
			402,599
Telecommunications: 1.2%
		Altice Financing TL (12/22)
150,000		9.566% (6 Months SOFR + 5.000%), 10/31/27 [1,2]	149,063
		Crown Subsea TL (4/21) (SubCom)
100,547		9.668%(1 Month SOFR + 4.750%), 4/27/27 [1,2]	99,385
		Intelsat Jackson Holdings Exit TL B
72,130		9.082% (3 Months SOFR + 4.250%), 2/1/29 [1,2]	71,529
		Numericable TL B14
100,000		10.170% (3 Months SOFR + 5.500%), 8/31/28 [1,2]	95,250
			415,227
Transportation Excluding Air/Rail: 0.4%
		First Student Bidco TL B
139,909		8.998% (3 Months SOFR + 4.000%), 7/21/28 [1,2]	137,068
		First Student Bidco TL C
9,740		8.998% (3 Months SOFR + 4.000%), 7/21/28 [1,2]	9,542
			146,610
TOTAL BANK LOANS
(Cost $2,790,095)			2,696,269

TOTAL INVESTMENTS IN SECURITIES: 91.3%
(Cost $32,254,635)			30,519,770
Other Assets in Excess of Liabilities: 8.7%			2,908,513
TOTAL NET ASSETS: 100.0%			$33,428,283

	LIBOR - London Interbank Offered Rate
	SOFR - Secured Overnight Financing Rate

	[1]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

	[2]	Variable rate security; rate shown is the rate in effect on March 31, 2023. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
	[3]	All or a portion of the loan may be unfunded.
	[4]	Denotes investments purchased on a when-issued or delayed delivery basis.

Summary of Fair Value Exposure at March 31, 2023 (Unaudited)

The Muzinich U.S. High Yield Credit Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$27,823,501	$–	$27,823,501
Bank Loans	–	2,696,269	–	2,696,269
Total Assets	$–	$30,519,770	$–	$30,519,770